Segment Information (Operating Revenues by Segment and Type) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Total revenue	$ 171,016	$ 161,286	$ 165,931	$ 171,727	$ 172,101	$ 163,561	$ 153,967	$ 146,838	$ 669,960	$ 636,467	$ 651,585
Operating Segments
Revenue from External Customer [Line Items]
Total revenue									687,851	671,280	734,050
Operating Segments | Carolinas/Richmond
Revenue from External Customer [Line Items]
Total revenue									79,271	74,158	66,270
Operating Segments | Chicago/Minneapolis
Revenue from External Customer [Line Items]
Total revenue									67,551	64,706	84,028
Operating Segments | Florida
Revenue from External Customer [Line Items]
Total revenue									64,486	59,526	99,733
Operating Segments | Houston
Revenue from External Customer [Line Items]
Total revenue									64,968	59,957	59,582
Operating Segments | Lehigh/Central PA
Revenue from External Customer [Line Items]
Total revenue									156,629	163,026	141,046
Operating Segments | Philadelphia
Revenue from External Customer [Line Items]
Total revenue									44,387	45,504	41,838
Operating Segments | Southern California
Revenue from External Customer [Line Items]
Total revenue									30,939	13,856	11,019
Operating Segments | United Kingdom
Revenue from External Customer [Line Items]
Total revenue									17,193	13,917	13,376
Operating Segments | Other
Revenue from External Customer [Line Items]
Total revenue									124,742	142,764	186,580
Operating Segments | Cincinnati/Columbus/Indianapolis [Member]
Revenue from External Customer [Line Items]
Total revenue									17,929	18,762	17,612
Operating Segments | Dallas [Member]
Revenue from External Customer [Line Items]
Total revenue									19,756	15,104	12,966
Segment Reconciling Items | Development service fee income
Revenue from External Customer [Line Items]
Total revenue									73,224	82,673	12,941
Segment Reconciling Items | Discontinued operations
Revenue from External Customer [Line Items]
Total revenue									(90,985)	(117,346)	(95,123)
Corporate, Non-Segment
Revenue from External Customer [Line Items]
Total revenue									(130)	(140)	(283)
Industrial Property | Operating Segments
Revenue from External Customer [Line Items]
Total revenue									592,363	547,204	529,268
Industrial Property | Operating Segments | Carolinas/Richmond
Revenue from External Customer [Line Items]
Total revenue									79,271	74,158	66,270
Industrial Property | Operating Segments | Chicago/Minneapolis
Revenue from External Customer [Line Items]
Total revenue									63,393	60,826	65,007
Industrial Property | Operating Segments | Florida
Revenue from External Customer [Line Items]
Total revenue									61,878	56,923	66,028
Industrial Property | Operating Segments | Houston
Revenue from External Customer [Line Items]
Total revenue									64,968	58,606	58,370
Industrial Property | Operating Segments | Lehigh/Central PA
Revenue from External Customer [Line Items]
Total revenue									156,629	163,026	138,766
Industrial Property | Operating Segments | Philadelphia
Revenue from External Customer [Line Items]
Total revenue									11,923	11,914	12,842
Industrial Property | Operating Segments | Southern California
Revenue from External Customer [Line Items]
Total revenue									30,939	13,856	11,019
Industrial Property | Operating Segments | United Kingdom
Revenue from External Customer [Line Items]
Total revenue									13,601	10,369	10,775
Industrial Property | Operating Segments | Other
Revenue from External Customer [Line Items]
Total revenue									72,076	63,660	69,613
Office properties | Operating Segments
Revenue from External Customer [Line Items]
Total revenue									95,488	124,076	204,782
Office properties | Operating Segments | Carolinas/Richmond
Revenue from External Customer [Line Items]
Total revenue									0	0	0
Office properties | Operating Segments | Chicago/Minneapolis
Revenue from External Customer [Line Items]
Total revenue									4,158	3,880	19,021
Office properties | Operating Segments | Florida
Revenue from External Customer [Line Items]
Total revenue									2,608	2,603	33,705
Office properties | Operating Segments | Houston
Revenue from External Customer [Line Items]
Total revenue									0	1,351	1,212
Office properties | Operating Segments | Lehigh/Central PA
Revenue from External Customer [Line Items]
Total revenue									0	0	2,280
Office properties | Operating Segments | Philadelphia
Revenue from External Customer [Line Items]
Total revenue									32,464	33,590	28,996
Office properties | Operating Segments | Southern California
Revenue from External Customer [Line Items]
Total revenue									0	0	0
Office properties | Operating Segments | United Kingdom
Revenue from External Customer [Line Items]
Total revenue									3,592	3,548	2,601
Office properties | Operating Segments | Other
Revenue from External Customer [Line Items]
Total revenue									52,666	79,104	116,967
Office properties | Operating Segments | Cincinnati/Columbus/Indianapolis [Member]
Revenue from External Customer [Line Items]
Total revenue									0	0	0
Office properties | Operating Segments | Dallas [Member]
Revenue from External Customer [Line Items]
Total revenue									$ 0	$ 0	$ 0